Investments (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other-Than-Temporary Impairments
Other than temporary Impairments	$ 0	$ 6	$ 40
OTTI related to credit losses recognized in earnings	0	6	21
Credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI
Balance, beginning of year	1,496	1,573	1,639
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	0	20
Additions for credit loss impairments recognized in the current period on securities previously impaired	0	0	1
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(11)	(6)	(6)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(1,039)	(71)	(81)
Balance, end of year	$ 446	$ 1,496	$ 1,573